Summary of Class B Series Three Common Shares Granted (Detail) - Class B Series Three Common Shares - shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
B2/B3 Share exchange		80,009
Before Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	2,493,603	2,071,993
Grants	1,023,008	663,620
Redemptions	(139,912)	(322,019)
B2/B3 Share exchange		80,009
Shares outstanding, end of the period	3,376,699	2,493,603
Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(902,392)	(666,151)
Grants	(417,536)	(236,241)
Shares outstanding, end of the period	(1,319,928)	(902,392)
After Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	1,591,211	1,405,842
Grants	605,472	427,379
Redemptions	(139,912)	(322,019)
B2/B3 Share exchange		80,009
Shares outstanding, end of the period	2,056,771	1,591,211